Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Global Gold Miners ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.7%
Catalyst Metals Ltd.(a)	1,252,637	$5,223,799
Emerald Resources NL(a)	3,974,405	12,230,397
Genesis Minerals Ltd.(a)	7,024,904	21,525,355
Gold Road Resources Ltd.	8,146,021	17,931,459
Ora Banda Mining Ltd.(a)	7,341,082	5,457,547
Regis Resources Ltd.(a)	3,460,571	11,371,641
West African Resources Ltd.(a)	8,848,780	16,265,037
Westgold Resources Ltd.	4,618,804	9,105,807
		99,111,042
Canada — 54.2%
Agnico Eagle Mines Ltd.	1,805,261	212,800,723
Alamos Gold Inc., Class A	1,960,380	50,768,321
Aris Mining Corp.(a)	888,091	5,804,770
B2Gold Corp.	6,966,904	23,403,233
Barrick Mining Corp.	5,558,690	106,608,898
Calibre Mining Corp.(a)	5,745,831	13,272,332
Centerra Gold Inc.	1,591,425	11,352,826
Eldorado Gold Corp.(a)	1,117,609	22,550,073
Equinox Gold Corp.(a)	2,324,099	15,427,946
G Mining Ventures Corp.(a)(b)	672,725	9,965,752
IAMGOLD Corp.(a)	3,192,024	21,863,975
Kinross Gold Corp.	4,431,683	65,424,926
Lundin Gold Inc.	639,374	30,893,642
New Gold Inc.(a)	4,956,880	22,032,986
OceanaGold Corp.	3,233,788	14,397,526
SSR Mining Inc.(a)	1,475,786	17,474,786
Torex Gold Resources Inc.(a)	568,858	18,263,478
Wesdome Gold Mines Ltd.(a)	1,148,158	15,251,882
Wheaton Precious Metals Corp.	1,406,764	121,891,869
		799,449,944
China — 4.9%
China Gold International Resources Corp. Ltd.	1,192,500	9,166,828
Zijin Mining Group Co. Ltd., Class A	4,984,235	12,234,921
Zijin Mining Group Co. Ltd., Class H	23,036,000	51,205,904
		72,607,653
Indonesia — 1.0%
Aneka Tambang Tbk	79,813,700	15,222,353
Peru — 1.1%
Cia. de Minas Buenaventura SAA, ADR	1,023,592	15,333,408
Russia — 0.0%
Polyus PJSC(a)(c)	625,470	8
Security	Shares	Value
South Africa — 12.2%
Anglogold Ashanti PLC, NVS	1,481,517	$64,050,806
DRDGOLD Ltd.	6,189,571	9,259,150
Gold Fields Ltd.	2,921,176	66,758,935
Harmony Gold Mining Co. Ltd.	2,798,761	40,419,804
		180,488,695
Turkey — 0.4%
Turk Altin Isletmeleri AS(a)(b)	10,726,423	6,354,526
United Kingdom — 2.5%
Endeavour Mining PLC	842,017	25,630,136
Hochschild Mining PLC	2,948,690	10,961,266
		36,591,402
United States — 16.5%
Coeur Mining Inc.(a)	3,561,110	28,773,769
Newmont Corp.	4,064,728	214,292,460
		243,066,229
Total Long-Term Investments — 99.5% (Cost: $1,061,803,532)		1,468,225,260
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	4,997,952	4,999,951
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	460,000	460,000
Total Short-Term Securities — 0.4% (Cost: $5,459,207)		5,459,951
Total Investments — 99.9% (Cost: $1,067,262,739)		1,473,685,211
Other Assets Less Liabilities — 0.1%		1,504,402
Net Assets — 100.0%		$1,475,189,613

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Gold Miners ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,640,134	$1,359,955 (a)	$—	$616	$(754)	$4,999,951	4,997,952	$41,014 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	170,000	290,000 (a)	—	—	—	460,000	460,000	17,293	—
				$616	$(754)	$5,459,951		$58,307	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	32	06/19/25	$7,312	$111,406
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,063,073,380	$405,151,872	$8	$1,468,225,260
Short-Term Securities
Money Market Funds	5,459,951	—	—	5,459,951
	$1,068,533,331	$405,151,872	$8	$1,473,685,211

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Gold Miners ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$111,406	$—	$—	$111,406

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company